Business Segments (Summary Of Information By Business Segment) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Total Assets	$ 1,888,965	$ 1,881,242				$ 1,992,465				$ 1,881,242	$ 1,992,465	$ 1,784,983
External Revenues	4,164,334	4,195,000	4,686,900	4,843,400	4,357,992	4,897,200	4,867,400	4,915,000	4,621,700	18,083,335	19,301,308	18,919,216
Income (Loss)	8,852	29,500	36,300	70,200	20,554	18,100	13,400	66,400	(11,400)	156,326	86,414	187,853
Discontinued operations	781				1,493					78,707	(2,846)	136,167
Total Income (Loss)	9,633	93,600	41,700	77,600	22,047	19,100	11,000	66,200	(12,700)	235,033	83,568	324,020
Interest income	15				281					1,099	172	32
Interest expense	(9,095)				(127)					(14,509)	(384)	(408)
Income tax expense (benefit)	5,600				14,344					101,351	63,705	122,960
Depreciation and amortization	19,661				18,071					74,130	71,740	64,879
Accretion of asset retirement obligation	297				269					1,096	980	877
Impairment of properties											60,988
Deferred and noncurrent income taxes (benefits)	(4,556)				(1,272)					(7,262)	(16,463)	22,948
Additions to property, plant and equipment										171,972	111,593	148,401
Operating Segments [Member]
Segment Reporting Information [Line Items]
Total Assets	1,888,965
External Revenues	4,164,334				4,357,992
Income (Loss)	8,852				20,554
Parent Company [Member]
Segment Reporting Information [Line Items]
Total Assets	1,336,414	1,228,837								1,228,837
Marketing [Member]
Segment Reporting Information [Line Items]
Total Assets		1,527,125				1,765,020				1,527,125	1,765,020	1,524,898
External Revenues										17,814,081	19,011,040	18,702,720
Total Income (Loss)										164,013	139,583	188,907
Income tax expense (benefit)										106,223	92,059	123,618
Depreciation and amortization										71,253	66,913	61,135
Accretion of asset retirement obligation										1,096	980	877
Deferred and noncurrent income taxes (benefits)										(9,796)	3,393	22,686
Additions to property, plant and equipment										162,051	103,096	77,394
Marketing [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total Assets	1,831,732
External Revenues	4,115,437				4,292,146
Income (Loss)	13,761				23,387
Corporate And Other Assets [Member]
Segment Reporting Information [Line Items]
Total Assets		354,117				111,025				354,117	111,025	150,403
External Revenues										269,254	290,268	216,496
Total Income (Loss)										(7,687)	(53,169)	(1,054)
Interest income										1,099	172	32
Interest expense										(14,509)	(384)	(408)
Income tax expense (benefit)										(4,872)	(28,354)	(658)
Depreciation and amortization										2,877	4,827	3,744
Impairment of properties											60,988
Deferred and noncurrent income taxes (benefits)										2,534	(19,856)	262
Additions to property, plant and equipment										9,402	1,400	22,575
Corporate And Other Assets [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total Assets	57,233
External Revenues	48,897				65,846
Income (Loss)	(4,909)				(2,833)
Segment Discontinued Operations [Member]
Segment Reporting Information [Line Items]
Total Assets						116,420					116,420	109,682
Total Income (Loss)										78,707	(2,846)	136,167
Additions to property, plant and equipment										$ 519	$ 7,097	$ 48,432